KEY MANAGEMENT PERSONNEL COMPENSATION (Tables)	12 Months Ended
Jun. 30, 2019
KEY MANAGEMENT PERSONNEL COMPENSATION
Schedule of compensation of directors and other members of key management personnel

	06/30/2019	06/30/2018	06/30/2017	12/31/2016

Salaries, social security and other benefits	3,940,185	4,703,519	2,238,908	649,410
Total	3,940,185	4,703,519	2,238,908	649,410